UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21539

                First Trust Senior Floating Rate Income Fund II
     ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
     ---------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: May 31
                                                --------

                  Date of reporting period: February 28, 2013
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                  MOODY'S     S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - 147.0%

                 AEROSPACE & DEFENSE - 3.6%
$     3,000,000  Beechcraft Holdings, Term
                     Loan B .............................     B1        BB-       5.75%        12/05/20      $   3,001,890
      1,197,000  Booz Allen Hamilton, Inc.,
                     Term Loan B ........................     Ba3       BB        4.50%        07/18/19          1,207,474
      3,301,429  DynCorp International, Inc.,
                     Term Loan ..........................     Ba2       BB-       6.25%        07/07/16          3,318,761
      2,000,000  Engility Holdings, Inc., Term
                     Loan B .............................     Ba2       BB+       5.75%        07/13/17          1,980,000
      1,365,000  Sequa Corp., Term Loan B ...............     B1         B        5.25%        05/29/17          1,380,643
      3,313,470  Transdigm, Inc., Term Loan C ...........     Ba2       BB-       3.75%        02/25/20          3,319,699
                                                                                                             -------------
                                                                                                                14,208,467
                                                                                                             -------------

                 AGRICULTURAL PRODUCTS - 1.1%
        476,533  Dole Food Company, Inc., Term
                     Loan B2 ............................     Ba2       BB-    5.00%-6.00%     07/08/18            476,833
        852,744  Dole Food Company, Inc., Term
                     Loan C2 ............................     Ba2       BB-    5.00%-6.00%     07/08/18            853,281
      2,942,625  Jimmy Sanders, Term Loan B                   B2         B        6.75%        11/15/18          2,949,982
                                                                                                             -------------
                                                                                                                 4,280,096
                                                                                                             -------------

                 ALTERNATIVE CARRIERS - 2.6%
      1,324,242  DigitalGlobe, Inc., Term Loan
                     B ..................................     Ba2      BBB-       3.75%        01/25/20          1,329,619
      5,910,188  Intelsat Jackson Holdings
                     S.A., Term Loan B ..................     B1        BB-       4.50%        04/02/18          5,965,625
      2,842,857  Telesat Canada, Term Loan B ............     Ba3       BB-       4.25%        03/28/19          2,862,757
                                                                                                             -------------
                                                                                                                10,158,001
                                                                                                             -------------

                 ALUMINUM - 0.5%
      1,990,000  Constellium Holdco B.V., Term
                     Loan ...............................     B2         B        9.25%        05/25/18          2,029,800
                                                                                                             -------------

                 APPAREL RETAIL - 1.4%
      1,535,625  Ascena Retail Group, Inc.,
                     Term Loan B ........................     Ba2       BB+       4.75%        06/08/18          1,547,142
      2,744,750  Payless ShoeSource, Term Loan
                     B ..................................     B1         B        7.25%        09/19/19          2,768,766
      1,330,000  Phillips-Van Heusen Corp.,
                     Term Loan B ........................     Ba1      BBB-       3.25%        12/31/19          1,340,667
                                                                                                             -------------
                                                                                                                 5,656,575
                                                                                                             -------------

                 APPLICATION SOFTWARE - 2.6%
      2,326,186  DataTel, Inc., Term Loan B .............     B1        B+        6.25%        07/19/18          2,343,144
      3,940,000  Eagle Parent, Inc., Term Loan
                     B ..................................     Ba3       B+        5.00%        05/16/18          3,945,752

                See Notes to Quarterly Portfolio of Investments           Page 1



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                  MOODY'S     S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 APPLICATION SOFTWARE - (CONTINUED)
$     3,908,953  Lawson Software, Inc., Term
                     Loan B2 ...........................      Ba3       B+        5.25%        04/05/18      $   3,951,287
                                                                                                             -------------
                                                                                                                10,240,183
                                                                                                             -------------

                 ASSET MANAGEMENT & CUSTODY BANKS - 4.3%
      2,750,000  Hamilton Lane Advisors, Term
                     Loan ...............................   NR (e)    NR (e)      6.50%        02/28/18          2,756,875
      1,921,429  Harbourvest Partners L.P.,
                     Term Loan B ........................   NR (e)    NR (e)      4.75%        11/20/17          1,931,036
      2,070,027  Mondrian Investment Partners
                     Ltd., Term Loan B ..................     Ba2       BB        5.50%        07/12/18          2,073,484
        777,746  Munder Capital Management,
                     Incremental Term Loan ..............   NR (e)    NR (e)      6.00%        03/23/15            779,690
      4,704,791  Nuveen Investments, Inc.,
                     Extended Term Loan .................     B2         B        5.20%        05/13/17          4,769,482
      2,000,000  Nuveen Investments, Inc.,
                     Incremental Term Loan ..............     B2         B        5.20%        05/13/17          2,010,000
      2,257,143  TCW Group, Inc., Term Loan B ...........     Ba1       BB+       4.00%        12/20/19          2,274,071
                                                                                                             -------------
                                                                                                                16,594,638
                                                                                                             -------------

                 AUTO PARTS & EQUIPMENT - 3.9%
      2,985,019  Allison Transmission, Inc.,
                     Term Loan B3 .......................     Ba3       BB-       4.25%        08/23/19          3,010,600
      2,700,000  HHI Holdings, LLC, Term Loan
                     B ..................................     B2        B+        7.00%        09/18/19          2,720,250
      2,383,895  Metaldyne, LLC, Term Loan B ............     B1        B+        5.00%        12/04/18          2,392,835
      1,750,000  Remy International, Inc.,
                     Term Loan B ........................     B1        B+        4.25%        02/28/20          1,752,188
        563,800  Schrader International, Inc.,
                     Term Loan ..........................     B1         B        6.25%        04/27/18            568,028
        433,700  Schrader International, Inc.,
                     US Term Loan .......................     B1         B        6.25%        04/27/18            436,953
      3,000,000  Sequa Automotive Group, Term
                     Loan B .............................     B1        B+        6.25%        11/15/18          3,007,500
      1,338,914  Tomkins, PLC, Term Loan B2 .............     Ba2       BB        3.75%        09/29/16          1,348,956
                                                                                                             -------------
                                                                                                                15,237,310
                                                                                                             -------------

                 AUTOMOBILE MANUFACTURERS - 1.0%
      3,962,293  Chrysler Group, LLC, Term
                     Loan B .............................     Ba1       BB        6.00%        05/24/17          4,044,629
                                                                                                             -------------

                 AUTOMOTIVE RETAIL - 1.2%
      1,911,143  KAR Holdings, Inc., Term Loan
                     B ..................................     Ba3       BB-       5.00%        05/19/17          1,930,254

Page 2          See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                  MOODY'S     S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 AUTOMOTIVE RETAIL - (CONTINUED)
$     2,743,125  Pilot Travel Centers, LLC,
                     Term Loan B2 .......................     Ba2       BB        4.25%        08/01/19      $   2,767,978
                                                                                                             -------------
                                                                                                                 4,698,232
                                                                                                             -------------

                 BIOTECHNOLOGY - 1.5%
      5,727,902  Grifols, SA, Term Loan B ...............     Ba2       BB+       4.25%        06/01/17          5,757,344
                                                                                                             -------------

                 BROADCASTING - 7.8%
      6,677,409  Clear Channel Communications,
                     Inc., Term Loan B ..................    Caa1      CCC+       3.85%        01/29/16          5,710,854
      1,978,438  Cumulus Media Holdings, Inc.,
                     Term Loan, First Lien ..............     Ba2       BB-       4.50%        09/16/18          1,996,738
      1,000,000  Cumulus Media Holdings, Inc.,
                     Term Loan, Second Lien .............     B2       CCC+       7.50%        03/18/19          1,021,880
      2,094,750  FoxCo Acquisition, LLC, Term
                     Loan B .............................     B2         B        5.50%        07/14/17          2,118,840
      1,255,442  Hubbard Radio, LLC, Tranche 1
                     Term Loan ..........................     Ba3       B+        4.50%        04/28/17          1,265,385
      2,121,429  LIN Television Corp., Term
                     Loan B .............................     Ba3       BB        4.00%        12/21/18          2,134,688
        482,857  Mission Broadcasting, Term
                     Loan B .............................     Ba2       BB        4.50%        11/19/19            488,893
      3,528,155  NEP Holdco, Inc., Term Loan                  B1         B        4.75%        01/22/20          3,536,975
        257,143  NEP Holdco, Inc., Term Loan,
                     Second Lien ........................    Caa1      CCC+       9.50%        07/18/20            263,571
      1,142,143  Nexstar Broadcasting, Term
                     Loan B..............................     Ba2       BB        4.50%        11/19/19          1,156,420
      1,970,000  Raycom TV Broadcasting, LLC,
                     Term Loan B ........................     NR        NR        4.25%        05/31/17          1,962,613
      3,780,013  Sinclair Broadcasting Group,
                     Inc., Term Loan B ..................     Ba1       BB+       4.00%        10/28/16          3,792,260
      4,881,438  Univision Corp., Extended
                     First Lien Term Loan ...............     B2        B+        4.75%        02/28/20          4,890,176
                                                                                                             -------------
                                                                                                                30,339,293
                                                                                                             -------------

                 BUILDING PRODUCTS - 0.3%
      1,330,000  Unifrax, LLC, Term Loan B ..............     B1        B+        4.25%        11/30/18          1,338,791
                                                                                                             -------------

                 CABLE & SATELLITE - 1.7%
      2,916,667  Kabel Deutschland, Term Loan
                     F1 .................................     Ba2       BB        3.50%        02/01/19          2,921,363
      3,675,000  Virgin Media, Term Loan B ..............     Ba3       BB-       3.50%        02/06/20          3,653,060
                                                                                                             -------------
                                                                                                                 6,574,423
                                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments           Page 3



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                  MOODY'S     S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 CASINOS & GAMING - 3.1%
 $     2,839,118 Caesars Entertainment
                     Operating Company, Inc.,
                     Term Loan B3 .......................     B2         B     3.20%-3.31%     01/28/15      $   2,830,260
       2,000,000 Caesars Entertainment
                     Operating Company, Inc.,
                     Term Loan B6 .......................     B2         B        5.45%        01/28/18          1,836,080
       1,323,333 Pinnacle Entertainment, Inc.,
                     Term Loan B ........................     Ba1       BB+       4.00%        03/19/19          1,333,258
         533,333 ROC Finance, LLC, Delayed
                     Draw Term Loan (g)..................     B1        BB-       2.25%(f)     08/19/17            552,000
       3,466,667 ROC Finance, LLC, Term Loan ............     B1        BB-       8.50%        08/19/17          3,588,000
       1,995,000 Station Casinos, LLC, Term
                     Loan B .............................     B2        B+        5.50%        09/18/19          2,006,631
                                                                                                             -------------
                                                                                                                12,146,229
                                                                                                             -------------

                 COAL & CONSUMABLE FUELS - 0.7%
       2,750,592 Arch Coal, Inc., Term Loan .............     Ba3       BB        5.75%        05/16/18          2,798,039
                                                                                                             -------------

                 COMMERCIAL PRINTING - 1.0%
       2,437,399 Cenveo Corp., Term Loan ................     Ba3       BB-       7.00%        12/21/16          2,444,516
       1,333,333 SGS International, Inc., Term
                     Loan B .............................     B1         B        5.00%        10/17/19          1,350,000
                                                                                                             -------------
                                                                                                                 3,794,516
                                                                                                             -------------

                 COMMODITY CHEMICALS - 0.6%
       2,405,495 Tronox, Inc., Term Loan ................     Ba2      BBB-       4.25%        02/08/18          2,404,003
                                                                                                             -------------

                 COMMUNICATIONS EQUIPMENT - 2.1%
         665,000 Alcatel-Lucent, Inc., Term
                     Loan B .............................     B1        BB-       6.25%        07/29/16            671,949
       1,365,000 Alcatel-Lucent, Inc., Term
                     Loan C .............................     B1        BB-       7.25%        01/29/19          1,380,015
       3,010,000 ARRIS Group, Inc., Term Loan
                     B ..................................     Ba3       BB-       3.50%        02/07/20          3,003,408
       3,068,746 Commscope, Inc., Term Loan B ...........     Ba3       BB        4.25%        01/14/18          3,078,352
                                                                                                             -------------
                                                                                                                 8,133,724
                                                                                                             -------------

                 CONSTRUCTION & ENGINEERING - 1.6%
       3,955,050 Terex Corp., Term Loan .................     Ba2       BB        4.50%        04/28/17          3,993,374
       2,094,750 WireCo Worldgroup, Inc., Term
                     Loan B .............................     Ba2       BB-       6.00%        02/15/17          2,115,698
                                                                                                             -------------
                                                                                                                 6,109,072
                                                                                                             -------------

                 CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.4%
       1,496,250 Navistar International Corp.,
                     Term Loan B ........................     Ba3       B+        7.00%        08/16/17          1,512,709
                                                                                                             -------------


Page 4          See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                  MOODY'S     S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 CONSUMER FINANCE - 1.9%
$     2,950,000  Altisource Solutions
                     S.a.r.l., Term Loan B ..............     B1        BB-       5.75%        11/20/19      $   2,983,188
        933,333  Ocwen Financial Corp., Term
                     Loan B .............................     B1         B        5.00%        01/28/18            944,608
      3,405,446  Walter Investment Management
                     Corp., Term Loan B .................     B2        B+        5.75%        11/28/17          3,452,271
                                                                                                             -------------
                                                                                                                 7,380,067
                                                                                                             -------------

                 DATA PROCESSING & OUTSOURCED SERVICES - 1.0%
      3,856,942  Harland Clarke Holdings
                     Corp., Term Loan B2 ................     B1        B+        5.45%        06/30/17          3,777,411
                                                                                                             -------------

                 DISTRIBUTORS - 0.5%
      2,034,338  Wesco Distribution, Term Loan
                     B ..................................     Ba3       B+        4.50%        12/04/19          2,052,992
                                                                                                             -------------

                 DIVERSIFIED CHEMICALS - 1.6%
      3,899,107  Ineos Group Ltd., Term Loan ............     B1        B+        6.50%        05/04/18          3,978,922
      2,393,893  Univar, Inc., Term Loan B ..............     B2        B+        5.00%        06/30/17          2,382,665
                                                                                                             -------------
                                                                                                                 6,361,587
                                                                                                             -------------

                 DIVERSIFIED REAL ESTATE ACTIVITIES - 1.2%
      3,988,222  iStar Financial, Inc., Term
                     Loan ...............................     B1        BB-       4.50%        10/15/17          3,990,734
        539,259  iStar Financial, Inc., Term
                     Loan A1 ............................     Ba3       BB-       5.25%        03/19/16            543,752
                                                                                                             -------------
                                                                                                                 4,534,486
                                                                                                             -------------

                 DIVERSIFIED SUPPORT SERVICES - 0.5%
      1,990,000  SMG, Term Loan .........................    NR (e)    NR (e)     5.50%        06/07/18          1,999,950
                                                                                                             -------------

                 EDUCATION SERVICES - 0.2%
        622,222  Bright Horizons Family
                     Solutions, LLC, Term Loan
                     B ..................................     B1        B+        4.00%        01/20/20            625,333
                                                                                                             -------------

                 ELECTRIC UTILITIES - 1.3%
      1,958,305  Equipower Resources Holdings,
                     LLC, Term Loan B ...................     Ba3       BB        5.50%        12/20/18          1,986,054
      4,241,410  Texas Competitive Electric
                     Holdings Company, LLC,
                     Term Loan ..........................    Caa3       CCC    3.70%-3.79%     10/10/14          3,045,333
                                                                                                             -------------
                                                                                                                 5,031,387
                                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments           Page 5



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                  MOODY'S     S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 ENVIRONMENTAL & FACILITIES SERVICES - 2.9%
$     2,571,429  Advanced Disposal Services,
                     Inc., Term Loan B ..................     B1        B+        4.25%        10/09/19      $   2,573,846
      5,646,429  EnergySolutions, LLC, Term
                     Loan ...............................     B2        BB-       6.25%        08/15/16          5,679,968
      1,952,668  Waste Industries USA, Inc.,
                     Term Loan B ........................     B1        B+        4.00%        03/17/17          1,961,611
      1,157,917  WCA Waste Corp., Term Loan B ...........     B1        B+        5.50%        03/23/18          1,166,601
                                                                                                             -------------
                                                                                                                11,382,026
                                                                                                             -------------

                 HEALTH CARE EQUIPMENT - 4.7%
      1,975,000  Alere, Inc., Term Loan B ...............     Ba3       B+        4.75%        06/30/17          1,995,461
      1,980,000  Alere, Inc., Term Loan B1 ..............     Ba3       B+        4.75%        06/30/17          2,000,513
        496,250  Alere, Inc., Term Loan B2 ..............     Ba3       B+        4.75%        06/30/17            501,391
      1,765,575  Biomet, Inc., Term Loan B ..............     B1        BB-    3.95%-4.06%     07/25/17          1,777,934
      2,889,545  Carestream Health, Inc., Term
                     Loan B .............................     B1        BB-       5.00%        02/25/17          2,894,515
      1,775,140  DJO Finance, LLC, Term Loan
                     B2 .................................     Ba3       B+        5.20%        11/01/16          1,786,678
      3,161,594  DJO Finance, LLC, Term Loan
                     B3 .................................     Ba3       B+        6.25%        09/15/17          3,187,298
        710,714  Hologic, Inc., Term Loan B .............     Ba2      BBB-       4.50%        07/19/19            718,511
      3,470,214  Kinetic Concepts, Inc., Term
                     Loan C1 ............................     Ba2       BB-       5.50%        05/04/18          3,513,036
                                                                                                             -------------
                                                                                                                18,375,337
                                                                                                             -------------

                 HEALTH CARE FACILITIES - 4.5%
      3,150,000  Health Management Associates,
                     Inc., Term Loan B ..................     Ba3       BB-       4.50%        11/16/18          3,183,075
      1,741,250  Select Medical Corp., Term
                     Loan B .............................     B1        B+     5.50%-6.00%     06/01/18          1,747,762
      1,970,000  Surgical Care Affiliates,
                     Inc., Term Loan B ..................     Ba3        B        5.50%        06/29/18          1,970,000
      2,932,650  United Surgical Partners
                     International, Inc., Term
                     Loan ...............................     B1         B        4.75%        04/30/19          2,925,318
      5,837,047  Vanguard Health Systems,
                     Inc., Term Loan B ..................     Ba2       BB-       5.00%        01/29/16          5,858,936
        203,720  Vantage Oncology Holdings,
                     LLC, Delayed Draw Term
                     Loan ...............................     B2         B        7.75%        01/31/17            202,701
      1,676,862  Vantage Oncology Holdings,
                     LLC, Term Loan .....................     B2         B        7.75%        01/31/17          1,668,478
                                                                                                             -------------
                                                                                                                17,556,270
                                                                                                             -------------

                 HEALTH CARE SERVICES - 5.1%
      1,400,000  Air Medical Group Holdings,
                     Inc., Term Loan B ..................     B2         B        6.50%        05/31/18          1,426,250

Page 6          See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                  MOODY'S     S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 HEALTH CARE SERVICES - (CONTINUED)
$       937,625  CHG Healthcare Services, Term
                     Loan B .............................     B1         B        5.00%        11/13/19      $     948,464
      2,850,000  Davita, Inc., Term Loan B2 .............     Ba2       BB-       4.00%        08/21/19          2,870,463
      4,263,842  Emergency Medical Services
                     Corp., Term Loan B .................     B1        B+        4.00%        05/25/18          4,269,172
        850,000  Healogics, Inc., Term Loan B ...........     B1         B        5.25%        02/05/19            858,500
      1,950,000  Heartland Dental Care, Term
                     Loan B .............................     Ba3       B+        6.25%        12/20/18          1,971,938
      2,957,469  Rural Metro Corp., Term Loan,
                     First Lien .........................     B1        B+        5.75%        06/30/18          2,967,938
      3,495,000  Sheridan Healthcare, Inc.,
                     Term Loan B ........................     B1        B+        4.50%        06/29/18          3,506,219
        995,000  U.S. Renal Care, Inc.,
                     Initial Term Loan ..................     B1        B+        6.25%        07/02/19          1,008,681
                                                                                                             -------------
                                                                                                                19,827,625
                                                                                                             -------------

                 HEALTH CARE SUPPLIES - 2.4%
      3,553,571  Bausch & Lomb, Inc., Term
                     Loan B .............................     B1        B+        5.25%        05/17/19          3,579,797
      2,000,000  BSN Medical Acquisition
                     Holding GmBH, Term Loan B ..........     Ba3       B+        5.00%        07/16/19          2,008,000
      1,797,938  ConvaTec, Inc., Term Loan B                  Ba3       B+        5.00%        12/22/16          1,816,673
      1,950,000  Sage Products, Inc., Term
                     Loan B .............................     B1         B        4.25%        12/13/19          1,950,000
                                                                                                             -------------
                                                                                                                 9,354,470
                                                                                                             -------------

                 HEALTH CARE TECHNOLOGY - 3.1%
      3,721,875  Emdeon Business Services,
                     LLC, Term Loan B ...................     Ba3       BB-       5.00%        11/02/18          3,766,091
      1,000,000  MedAssets, Inc., Term Loan B ...........     Ba3       BB-       4.00%        12/11/19          1,005,830
      2,462,500  Trizetto Group, Inc., Term
                     Loan B .............................     B1        BB-       4.75%        05/02/18          2,458,387
      2,000,000  Trizetto Group, Inc., Term
                     Loan, Second Lien ..................    Caa1      CCC+       8.50%        03/26/19          2,002,500
      2,992,481  Wolverine Healthcare
                     Analytics, Inc., Term
                     Loan B .............................     Ba3       B+        5.75%        06/01/19          3,020,551
                                                                                                             -------------
                                                                                                                12,253,359
                                                                                                             -------------

                 HOMEFURNISHING RETAIL - 1.7%
      2,400,000  Serta Simmons Holdings, LLC,
                     Term Loan B ........................     B1        B+        5.00%        10/01/19          2,425,920
      4,000,000  Tempur-Pedic International,
                     Inc., Term Loan B ..................     Ba3       BB        5.00%        11/20/19          4,050,000
                                                                                                             -------------
                                                                                                                 6,475,920
                                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments           Page 7



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                  MOODY'S     S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 HOUSEHOLD APPLIANCES - 0.2%
$       900,000  Alliance Laundry Systems,
                     LLC, Term Loan B ...................     B2         B        4.50%        12/07/19      $     903,654
                                                                                                             -------------

                 HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.4%
      1,396,500  Genpact International, Inc.,
                     Term Loan B ........................     Ba2       BB+       4.25%        08/17/19          1,410,465
                                                                                                             -------------

                 HYPERMARKETS & SUPER CENTERS - 0.9%
      3,562,500  BJ's Wholesale Club, Inc.,
                     Term Loan, First Lien ..............     B3         B        4.25%        09/20/19          3,564,744
                                                                                                             -------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.1%
      3,078,536  AES Corp., Term Loan B .................     Ba1       BB+       3.75%        06/01/18          3,090,080
      3,930,000  Calpine Corp., Term Loan B1 ............     B1        BB-       4.00%        04/01/18          3,952,794
      1,970,000  Calpine Corp., Term Loan B2 ............     B1        BB-       4.00%        04/01/18          1,981,426
      1,396,500  Calpine Corp., Term Loan B3 ............     B1        BB-       4.00%        09/28/19          1,405,521
      2,608,109  Freif North American Power I,
                     LLC, Term Loan B ...................     Ba3       BB-       6.00%        03/29/19          2,614,629
        417,854  Freif North American Power I,
                     LLC, Term Loan C ...................     Ba3       BB-       6.00%        03/29/19            418,898
      4,895,793  GWF Energy Holdings, LLC,
                     Term Loan B ........................     Ba2       BB        6.00%        11/27/18          4,856,039
      2,955,000  NRG Energy, Inc., Term Loan B ..........    Baa3       BB+       3.25%        07/01/18          2,970,071
      2,538,462  Star West Generation, LLC,
                     Term Loan B ........................     Ba3       B+        6.00%        05/17/18          2,541,635
                                                                                                             -------------
                                                                                                                23,831,093
                                                                                                             -------------

                 INDUSTRIAL CONGLOMERATES - 1.1%
        843,750  Colfax Corp., Term Loan B ..............     Ba2       BB+       3.25%        01/11/19            844,332
      1,324,300  Hamilton Sundstrand Corp.,
                     Term Loan B ........................     B1        B+        4.00%        12/13/19          1,324,300
      2,056,061  Tomkins Air Distribution,
                     Term Loan B ........................     B1         B        5.00%        11/09/18          2,079,192
                                                                                                             -------------
                                                                                                                 4,247,824
                                                                                                             -------------

                 INDUSTRIAL MACHINERY - 1.2%
      1,950,000  Dematic Holdings, Term Loan B ..........     B1         B        5.25%        12/18/19          1,962,792
      2,786,206  Husky International, Ltd.,
                     Term Loan B ........................     Ba3        B        5.75%        06/29/18          2,814,765
                                                                                                             -------------
                                                                                                                 4,777,557
                                                                                                             -------------

                 INSURANCE BROKERS - 2.8%
      2,985,000  Amwins Group, LLC, Term Loan
                     B ..................................     B1        B+        5.00%        06/06/19          2,993,865
      2,950,000  Confie Seguros Holding Co.,
                     Term Loan B ........................     B2        B-        6.50%        11/08/18          2,954,927

Page 8          See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                  MOODY'S     S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 INSURANCE BROKERS - (CONTINUED)
 $     4,950,000 USI Corp., Term Loan B ..........              B1      B-        5.25%        12/14/19      $   4,980,937
                                                                                                             -------------
                                                                                                                10,929,729
                                                                                                             -------------

                 INTEGRATED TELECOMMUNICATION SERVICES - 2.0%
       3,595,868 Avaya, Inc., Term Loan B3 ..............     B1         B        4.79%        10/26/17          3,345,164
       1,995,000 Hawaiian Telcom
                     Communications, Inc.,
                     Term Loan, First Lien ..............     B1         B        7.00%        02/28/17          2,032,406
       2,450,000 Windstream Corp., Term Loan
                     B4 .................................    Baa3       BB+       3.50%        01/08/20          2,464,284
                                                                                                             -------------
                                                                                                                 7,841,854
                                                                                                             -------------

                 INTERNET RETAIL - 0.6%
       2,354,100 Web.Com, Inc., Term Loan B                   B1         B        5.50%        10/27/17          2,375,428
                                                                                                             -------------

                 IT CONSULTING & OTHER SERVICES - 1.2%
       1,533,386 Presidio, Inc., Term Loan B ............     Ba3       B+        5.75%        03/31/17          1,525,719
       1,912,500 Sirius Computer Solutions,
                     Inc., Term Loan B ..................     Ba3       BB-       7.00%        11/30/18          1,936,406
       1,393,000 West Corp., Term Loan B8 ...............     Ba3       B+        4.25%        06/30/18          1,397,068
                                                                                                             -------------
                                                                                                                 4,859,193
                                                                                                             -------------

                 LEISURE FACILITIES - 0.3%
       1,333,095 Six Flags, Inc., Term Loan B ...........     Ba2       BB+    4.00%-5.25%     12/20/18          1,348,572
                                                                                                             -------------

                 LEISURE PRODUCTS - 0.8%
       2,934,641 Live Nation Entertainment,
                     Inc., Term Loan B ..................     Ba2       BB-       4.50%        11/07/16          2,950,781
                                                                                                             -------------

                 LIFE & HEALTH INSURANCE - 0.4%
       1,642,233 CNO Financial Group, Inc.,
                     Term Loan B2 .......................     Ba3       B+        5.00%        09/20/18          1,657,637
                                                                                                             -------------

                 LIFE SCIENCES TOOLS & SERVICES - 1.9%
       1,587,278 inVentiv Health, Inc., Term
                     Loan ...............................     B2         B        7.50%        08/04/16          1,561,485
         533,246 inVentiv Health, Inc., Term
                     Loan B3 ............................     B2         B        7.75%        05/15/18            524,356
       2,333,333 Pharmaceutical Products
                     Development, Inc., Term
                     Loan B .............................     Ba3       B+        4.25%        12/05/18          2,346,470
         654,517 Quintiles Transnational
                     Corp., Term Loan B1 ................     B1        BB-       4.50%        06/08/18            659,701
       2,162,750 Quintiles Transnational
                     Corp., Term Loan B2 ................     B1        BB-       4.50%        06/08/18          2,179,641
                                                                                                             -------------
                                                                                                                 7,271,653
                                                                                                             -------------

                 MANAGED HEALTH CARE - 0.8%
       2,976,830 MultiPlan, Inc., Term Loan B ...........       Ba3     B         4.00%        08/26/17          2,986,148
                                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments           Page 9



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                  MOODY'S     S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 METAL & GLASS CONTAINERS - 0.6%
$     2,400,000  Berry Plastics Corp., Term
                     Loan D .............................     B1        B+        3.50%        02/04/20      $   2,383,920
                                                                                                             -------------

                 MOVIES & ENTERTAINMENT - 2.6%
      2,977,538  Alpha Topco, Ltd., Term Loan
                     B2 .................................     B1        B+        6.00%        04/29/19          3,014,757
      2,376,000  AMC Entertainment, Inc., Term
                     Loan B3 ............................     Ba2       BB-       4.75%        02/07/18          2,392,632
      4,500,000  Village Roadshow Films Ltd.,
                     Term Loan B ........................     A2        NR        4.75%        11/21/17          4,545,000
                                                                                                             -------------
                                                                                                                 9,952,389
                                                                                                             -------------

                 OIL & GAS EXPLORATION & PRODUCTION - 0.5%
      1,785,714  Plains Exploration, Term Loan
                     B ..................................     Ba1       BB        4.00%        10/15/19          1,788,696
                                                                                                             -------------

                 OIL & GAS REFINING & MARKETING - 0.1%
        467,632  Citgo Petroleum Corp., Term
                     Loan B .............................     Ba2       BB+       8.00%        06/24/15            470,906
                                                                                                             -------------

                 OTHER DIVERSIFIED FINANCIAL SERVICES - 5.7%
      3,000,000  First American Payment
                     Systems, L.P., Term Loan
                     B ..................................     B1         B        5.75%        10/11/18          3,016,890
      4,683,538  First Data Corp., Extended
                     Term Loan ..........................     B1        B+        5.20%        03/24/17          4,688,315
      2,000,000  First Data Corp., Term Loan ............     B1        B+        5.20%        09/24/18          1,999,100
        569,048  Global Cash Access, Inc.,
                     Term Loan ..........................     B1        BB+       7.00%        03/01/16            573,315
      2,820,000  iPayment, Inc., Term Loan B ............     Ba2       B+        5.75%        05/08/17          2,835,877
        871,795  Moneygram International, Term
                     Loan B .............................     Ba2       BB-       4.25%        11/18/17            873,538
      1,975,000  Moneygram International, Term
                     Loan B1 ............................     Ba2       BB-       4.25%        11/18/17          1,978,950
      3,567,794  RPI Finance Trust, Term Loan
                     B ..................................    Baa2      BBB-       4.00%        11/09/18          3,603,472
      2,450,000  Transfirst Holdings, Inc.,
                     Term Loan B ........................     B1         B        6.25%        12/20/17          2,479,106
                                                                                                             -------------
                                                                                                                22,048,563
                                                                                                             -------------

                 PACKAGED FOODS & MEATS - 3.6%
      4,004,669  Blue Buffalo Company, Ltd.,
                     Term Loan B ........................     B1        B+        4.75%        08/07/19          4,014,681
      2,985,000  Ferrara Candy Co., Term Loan
                     B ..................................     B2         B     7.50%-8.50%     06/08/18          3,028,521
      1,977,444  JBS USA, LLC, Term Loan B ..............     Ba3       BB        3.75%        05/25/18          1,977,444
      2,132,143  Pinnacle Foods Finance, LLC,
                     Term Loan F ........................     Ba3       B+        4.75%        10/17/18          2,151,247

Page 10         See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                  MOODY'S     S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 PACKAGED FOODS & MEATS - (CONTINUED)
$     2,667,500  Smart Balance, Inc., Term
                     Loan B .............................     B1        B+     7.00%           06/28/18      $   2,687,506
                                                                                                             -------------
                                                                                                                13,859,399
                                                                                                             -------------

                 PAPER PACKAGING - 1.5%
      5,908,269  Reynolds Consumer Products
                     Holdings, Inc., Term Loan ..........     B1        B+        4.75%        09/28/18          5,973,497
                                                                                                             -------------

                 PHARMACEUTICALS - 5.2%
      3,582,617  Catalent Pharma Solutions,
                     Inc., Term Loan 2 ..................     Ba3       BB-       4.25%        09/15/17          3,602,321
      3,652,251  IMS Healthcare, Term Loan B ............     Ba3       BB-       3.75%        08/26/17          3,661,382
      2,925,000  Jazz Pharmaceuticals, Inc.,
                     Term Loan B ........................     Ba3      BBB-       5.25%        03/11/18          2,957,906
      3,420,000  Par Pharmaceutical, Inc.,
                     Term Loan B ........................     B1        B+        4.25%        09/30/19          3,415,725
      1,220,601  Valeant Pharmaceuticals
                     International, Inc., Term
                     Loan B .............................     Ba1      BBB-       3.50%        02/13/19          1,225,691
        600,000  Valeant Pharmaceuticals
                     International, Inc., Term
                     Loan B .............................     Ba1      BBB-       3.50%        12/11/19            602,250
      1,339,470  Warner Chilcott, PLC, Term
                     Loan B1 ............................     Ba3      BBB-       4.25%        03/15/18          1,351,431
        508,692  Warner Chilcott, PLC, Term
                     Loan B1 ............................     Ba3      BBB-       4.25%        03/15/18            513,234
        414,111  Warner Chilcott, PLC, Term
                     Loan B2 ............................     Ba3      BBB-       4.25%        03/15/18            417,809
        920,886  Warner Chilcott, PLC, Term
                     Loan B3 ............................     Ba3      BBB-       4.25%        03/15/18            929,109
      1,462,500  Warner Chilcott, PLC, Term
                     Loan B4 ............................     Ba3      BBB-       3.25%        08/15/17          1,460,058
        292,500  Warner Chilcott, PLC, Term
                     Loan B5 ............................     Ba3      BBB-       3.25%        08/15/17            292,012
                                                                                                             -------------
                                                                                                                20,428,928
                                                                                                             -------------

                 PROPERTY & CASUALTY INSURANCE - 0.7%
        250,000  Cunningham Lindsey Group
                     Ltd., Term Loan, Second
                     Lien ...............................     B3        B-        9.25%        04/18/20            255,470
      2,400,000  Cunningham Lindsey Group
                     Ltd., Term Loan, First
                     Lien ...............................     Ba3        B        5.00%        10/18/19          2,430,000
                                                                                                             -------------
                                                                                                                 2,685,470
                                                                                                             -------------

                 PUBLISHING - 0.7%
      2,428,571  Tribune Co., Term Loan B ...............     Ba3       BB+       4.00%        12/17/19          2,438,188

                See Notes to Quarterly Portfolio of Investments          Page 11



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                  MOODY'S     S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 PUBLISHING - (CONTINUED)
$       757,652  Yell Group, PLC, Term Loan
                     (h).................................     Ca        CC        4.46%        07/31/14      $     133,218
                                                                                                             -------------
                                                                                                                 2,571,406
                                                                                                             -------------

                 REAL ESTATE OPERATING COMPANIES - 1.0%
      3,927,406  ClubCorp Club Operations,
                     Inc., Term Loan ....................     Ba2       BB        5.00%        11/30/16          3,991,226
                                                                                                             -------------

                 RESEARCH & CONSULTING SERVICES - 4.8%
      4,009,523  Acosta, Inc., Term Loan ................   NR (e)      B+        5.00%        03/02/18          4,041,599
      3,890,152  Advantage Sales & Marketing,
                     Inc., Term Loan, First
                     Lien ...............................     Ba3       B+        4.25%        12/18/17          3,904,740
        850,000  Advantage Sales & Marketing,
                     Inc., Term Loan, Second
                     Lien ...............................    Caa1       B-        8.25%        06/12/18            856,375
      3,389,770  Affinion Group, Inc., Term
                     Loan B .............................     Ba3        B        6.50%        07/16/15          3,137,233
        300,000  Crossmark Holdings, Inc.,
                     Term Loan B ........................     B1         B        4.50%        02/01/20            300,126
      1,717,857  Property Data, Inc., Term
                     Loan ...............................     B1         B        7.00%        01/04/17          1,713,562
      2,900,000  SurveyMonkey.com, LLC, Term
                     Loan B .............................     B2         B        5.50%        02/07/19          2,909,077
      1,970,000  Symphony IRI Group, Inc.,
                     Term Loan B2 .......................     B1        B+        5.00%        12/01/17          1,974,098
                                                                                                             -------------
                                                                                                                18,836,810
                                                                                                             -------------

                 RESTAURANTS - 1.9%
      3,556,548  Focus Brands, Inc., Term
                     Loan, First Lien ...................     B1         B     6.25%-7.25%     02/21/18          3,590,620
      1,450,000  Focus Brands, Inc., Term
                     Loan, Second Lien ..................    Caa1      CCC+      10.25%        08/21/18          1,486,250
      2,244,375  Wendy's International, Inc.,
                     Term Loan B ........................     B1        BB-       4.75%        05/15/19          2,263,160
                                                                                                             -------------
                                                                                                                 7,340,030
                                                                                                             -------------

                 RETAIL REITS - 0.9%
      3,406,369  Capital Automotive L.P., Term
                     Loan B .............................     Ba3       B+        5.25%        03/11/17          3,421,970
                                                                                                             -------------

                 SECURITY & ALARM SERVICES - 0.3%
      1,197,000  Garda World Security, Term
                     Loan B .............................     Ba1       BB        4.50%        10/31/19          1,208,228
                                                                                                             -------------

                 SEMICONDUCTORS - 1.6%
      5,400,000  Freescale Semiconductor,
                     Inc., Term Loan B ..................     B1         B        4.45%        01/30/20          5,378,400
        900,000  NXP B.V., Term Loan C ..................     B1        B+        4.75%        12/06/19            913,779
                                                                                                             -------------
                                                                                                                 6,292,179
                                                                                                             -------------

Page 12         See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                  MOODY'S     S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 SPECIALIZED CONSUMER SERVICES - 2.5%
$     1,210,938  Asurion Corp., Term Loan B1 ............   NR (e)      B+        4.75%        07/23/17      $   1,216,992
      6,473,083  Asurion Corp., Term Loan B1 ............   NR (e)      B+        4.50%        05/24/19          6,491,985
      1,985,230  Expert Global Solutions,
                     Inc., Term Loan B ..................     Ba3        B        8.00%        04/03/18          1,996,149
                                                                                                             -------------
                                                                                                                 9,705,126
                                                                                                             -------------

                 SPECIALIZED FINANCE - 2.6%
      2,000,000  AlixPartners, LLP, Term Loan
                     B1 .................................     Ba3       B+        3.25%        06/01/17          2,009,500
      1,990,000  AlixPartners, LLP, Term Loan
                     B2 .................................     Ba3       B+        4.50%        06/01/19          1,997,045
      2,900,316  Fly Leasing, Ltd., Term Loan
                     B ..................................     B1       BBB-       5.75%        08/06/18          2,934,163
      3,000,000  Flying Fortress, Inc., Term
                     Loan B .............................     Ba2      BBB-       5.00%        06/30/17          3,019,680
                                                                                                             -------------
                                                                                                                 9,960,388
                                                                                                             -------------

                 SPECIALTY CHEMICALS - 4.9%
      2,382,000  Ascend Performance Materials,
                     LLC, Term Loan B ...................   NR (e)    NR (e)      6.75%        04/10/18          2,405,820
      4,118,509  AZ Chemicals, Inc., Term Loan
                     B ..................................     Ba3       BB-       7.25%        12/22/17          4,158,417
      1,295,000  DuPont Performance Coatings,
                     Term Loan B ........................     B1        B+        4.75%        01/17/20          1,310,721
      2,985,002  Emerald Performance
                     Materials, LLC, Term Loan
                     B ..................................     B1         B        6.75%        05/18/18          2,985,002
        870,000  Houghton International, Inc.,
                     Term Loan B ........................     B1         B        5.25%        12/13/19            878,700
      2,540,678  Nusil Technology, LLC, Term
                     Loan, First Lien ...................   NR (e)    NR (e)      5.00%        04/07/17          2,554,169
      1,975,000  OM Group, Inc., Term Loan B ............     Ba2       BB-       5.50%        08/02/17          1,984,381
      1,466,250  Omnova Solutions, Inc., Term
                     Loan B .............................     Ba2       B+        5.50%        05/31/17          1,480,913
      1,157,917  Taminco Global Chemical
                     Corp., Term Loan B2 ................     B1        BB-       4.25%        02/15/19          1,165,339
                                                                                                             -------------
                                                                                                                18,923,462
                                                                                                             -------------

                 SPECIALTY STORES - 0.4%
      1,425,000  Rite Aid Corp., Term Loan B ............     B1        B+        4.00%        02/07/20          1,427,750
                                                                                                             -------------

                 STEEL - 0.9%
      3,491,250  Fortescue (FMG), Term Loan B ...........     Ba1       BB+       5.25%        10/02/17          3,533,075
                                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments          Page 13



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                  MOODY'S     S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 SYSTEMS SOFTWARE - 3.5%
$     1,333,333  Deltek, Inc., Term Loan B ..............     B1        B+        5.00%        10/10/18      $   1,342,613
      1,388,850  Riverbed Technology, Inc.,
                     Term Loan B ........................     Ba3      BBB-       4.00%        12/13/19          1,404,475
      2,433,213  SS&C Technologies Holdings,
                     Inc., Term Loan B1 .................     Ba3       BB-       5.00%        05/24/19          2,454,455
        251,712  SS&C Technologies Holdings,
                     Inc., Term Loan B2 .................     Ba3       BB-       5.00%        05/24/19            253,909
      2,071,429  Sungard Data Systems, Inc.,
                     Term Loan D ........................     Ba3       BB        4.50%        12/14/19          2,086,964
      4,412,503  Vertafore, Inc., Term Loan,
                     First Lien .........................     B1        B+        5.25%        07/29/16          4,462,144
      1,800,000  Wall Street Systems, Inc.,
                     Term Loan B ........................     B2         B        5.75%        10/31/19          1,796,634
                                                                                                             -------------
                                                                                                                13,801,194
                                                                                                             -------------

                 TIRES & RUBBER - 0.5%
      2,142,857  Goodyear Tire & Rubber Co.,
                     Term Loan, Second Lien .............     Ba1       BB        4.75%        04/30/19          2,150,893
                                                                                                             -------------

                 TRUCKING - 1.6%
      2,285,714  Hertz Corp., Term Loan B ...............     Ba1       BB        3.75%        03/11/18          2,297,966
      2,862,565  SIRVA, Inc., Term Loan B ...............   NR (e)    NR (e)     10.75%        03/31/16          2,876,878
      1,187,444  Swift Transportation Co.,
                     Inc., Term Loan B2 .................     Ba2       BB        5.00%        12/21/17          1,195,079
                                                                                                             -------------
                                                                                                                 6,369,923
                                                                                                             -------------

                 WIRELESS TELECOMMUNICATION SERVICES - 2.1%
      3,298,346  Crown Castle Operating Co.,
                     Term Loan B ........................     Ba3       B+        4.00%        01/31/19          3,316,223
      1,995,000  Syniverse Holdings, Inc.,
                     Delayed Draw Term Loan
                     (g).................................     B1        BB-       1.00%(f)     04/23/19          1,992,506
      2,985,000  Syniverse Holdings, Inc.,
                     Term Loan B ........................     B1        BB-       5.00%        04/23/19          3,003,656
                                                                                                             -------------
                                                                                                                 8,312,385
                                                                                                             -------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ...............................................     573,438,439
                 (Cost $569,740,052)                                                                         -------------


CORPORATE BONDS AND NOTES - 0.4%

                 AUTO PARTS & EQUIPMENT - 0.1%
        250,000  American Axle &
                     Manufacturing, Inc. ................     B2         B        6.25%        03/15/21            253,437
                                                                                                             -------------

                 HOMEBUILDING - 0.0%
        727,273  TOUSA, Inc. (Payment-In-Kind
                     Election Note) (i) (j)
                     (k) (l).............................     NR        NR       14.75%        07/01/15                  0
                                                                                                             -------------

Page 14         See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                  MOODY'S     S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

CORPORATE BONDS AND NOTES - (CONTINUED)

                 LIFE SCIENCES TOOLS & SERVICES - 0.1%
$       400,000  Inventiv Health, Inc. (m)...............     B2         B        9.00%        01/15/18      $     418,000
                                                                                                             -------------

                 SPECIALTY CHEMICALS - 0.2%
        850,000  Hexion US Finance Corp. (m).............     B1        B-        6.63%        04/15/20            841,500
                                                                                                             -------------
                 TOTAL CORPORATE BONDS AND NOTES .........................................................       1,512,937
                 (Cost $1,942,739)                                                                           -------------


     SHARES                                              DESCRIPTION                                              VALUE
---------------  -----------------------------------------------------------------------------------------   -------------

WARRANTS - 0.0%

                 BROADCASTING - 0.0%
          1,449  Cumulus Media, Inc. (i) (k) (n)..........................................................           3,044
                                                                                                             -------------
                 TOTAL WARRANTS ..........................................................................           3,044
                 (Cost $0)                                                                                   -------------

PREFERRED STOCKS - 0.0%

                 HOMEBUILDING - 0.0%
          4,273  TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred
                 Stock) (i) (j) (k) (n)...................................................................               0
                                                                                                             -------------
                 TOTAL PREFERRED STOCKS ..................................................................               0
                 (Cost $2,563,636)                                                                           -------------

                 TOTAL INVESTMENTS - 147.4% ..............................................................     574,954,420
                 (Cost $574,246,427) (o)

                 OUTSTANDING LOAN - (43.3%) ..............................................................    (169,000,000)

                 NET OTHER ASSETS AND LIABILITIES - (4.1%) ...............................................     (15,935,311)
                                                                                                             -------------
                 NET ASSETS - 100.0% .....................................................................   $ 390,019,109
                                                                                                             =============

(a) All or a portion of the securities are available to serve as collateral on the outstanding loan.

(b) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(c) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at February 28, 2013.

(d) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(e) This Senior Loan was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(f)   Represents commitment fee rate on unfunded loan commitment.

                See Notes to Quarterly Portfolio of Investments          Page 15

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

(g) Delayed Draw Loan (see Note C - Unfunded Loan Commitments in the Notes to Quarterly Portfolio of Investments).

(h) This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(i) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(j)   This borrower has filed for protection in federal bankruptcy court.

(k) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note D - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(l) This Note is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum is to be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash,
      (ii) entirely in Payment-in-Kind interest or (iii) a combination thereof. Interest is to be paid semi-annually, however, the issuer is in default and income is not being accrued.

(m) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by First Trust Advisors, the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2013, securities noted as such amounted to $1,259,500 or 0.32% of net assets.

(n)   Non-income producing security.

(o) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,595,048 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,887,055.

NR    Not Rated

Page 16         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2013 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                      LEVEL 2        LEVEL 3
                                                          TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                         VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                                                        2/28/2013       PRICES         INPUTS         INPUTS
                                                       ------------   -----------   ------------   ------------
Senior Floating-Rate Loan Interests:
     Aerospace & Defense                               $ 14,208,467   $        --   $ 12,228,467   $  1,980,000
     Aluminum                                             2,029,800            --             --      2,029,800
     Asset Management & Custody Banks                    16,594,638            --     13,837,763      2,756,875
     Broadcasting                                        30,339,293            --     28,376,680      1,962,613
     Health Care Facilities                              17,556,270            --     12,759,773      4,796,497
     Independent Power Producers & Energy Traders        23,831,093            --     20,797,566      3,033,527
     Movies & Entertainment                               9,952,389            --      5,407,389      4,545,000
     Specialty Chemicals                                 18,923,461            --     15,938,460      2,985,001
     Systems Software                                    13,801,194            --     12,396,719      1,404,475
     Trucking                                             6,369,923            --      3,493,045      2,876,878
     Other Industry Categories*                         419,831,911            --    419,831,911             --
                                                       ------------   -----------   ------------   ------------
     Total Senior Floating-Rate Loan Interests          573,438,439            --    545,067,773     28,370,666
Corporate Bonds and Notes*                                1,512,937            --      1,512,937             -- **
Warrants*                                                     3,044            --          3,044             --
Preferred Stocks*                                                -- **         --             --             -- **
                                                       ------------   -----------   ------------   ------------
TOTAL INVESTMENTS                                      $574,954,420   $        --   $546,583,754   $ 28,370,666
                                                       ============   ===========   ============   ============


There were no transfers between Level 1 and Level 2.

All transfers in and out of Level 3 during the period are assumed to be transferred on the last day of the period at their current value. As of February 28, 2013, the Fund transferred Senior Floating-Rate Loan Interests valued at $779,690 from Level 3 to Level 2 and $18,450,461 from Level 2 to Level 3 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred between Level 3 and Level 2 did so primarily as a result of additional information obtained from an independent third party pricing vendor relating to the market activity of individual Senior Floating-Rate Loan Interests. Level 3 Senior Floating-Rate Loan Interests are valued based on third party pricing service prices obtained from dealer runs and indicative sheets from brokers.

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT MAY 31, 2012
     Senior Floating-Rate Loan Interests                   $  16,377,616
     Senior Floating-Rate Loan Interests                     $16,377,616
     Corporate Bonds and Notes                                        -- **
     Common Stocks                                                    --
     Warrants                                                         --
     Preferred Stocks                                                 -- **
Net Realized Gain (Loss)                                          33,724
Net Change in Unrealized Appreciation/Depreciation               204,933
Purchases
     Senior Floating-Rate Loan Interests                       1,980,000
Sales
     Senior Floating-Rate Loan Interests                      (7,896,378)
Transfers In
     Senior Floating-Rate Loan Interests                      18,450,461
Transfers Out
     Senior Floating-Rate Loan Interests                        (779,690)
                                                           -------------
ENDING BALANCE AT FEBRUARY 28, 2013
     Senior Floating-Rate Loan Interests                      28,370,666
     Corporate Bonds and Notes                                        -- **
     Warrants                                                         --
     Preferred Stocks                                                 -- **
                                                           -------------
Total Level 3 holdings                                     $  28,370,666
                                                           =============

* See the Portfolio of Investments for the industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

** Market value is less than $1.

                See Notes to Quarterly Portfolio of Investments          Page 17

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                         FEBRUARY 28, 2013 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Senior Floating Rate Income Fund II (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded, or for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

Securities traded in the over-the-counter market are valued at their closing bid prices.

Short-term investments that mature in less than sixty days when purchased are valued at amortized cost.

In the event that market quotations are not readily available, the pricing service does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt securities and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the borrower/issuer;

      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

1 The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                         FEBRUARY 28, 2013 (UNAUDITED)

      7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS:

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery or forward purchase commitments as of February 28, 2013.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain loan commitments, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed draw loan commitments of $2,544,506 as of February 28, 2013.

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                         FEBRUARY 28, 2013 (UNAUDITED)

D. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of February 28, 2013, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.

                                                                                                                 % OF
                                                                                                              NET ASSETS
                                                                                                              APPLICABLE
                                            ACQUISITION   PRINCIPAL      VALUE        CURRENT                  TO COMMON
SECURITY                                       DATE      VALUE/SHARES  PER SHARE   CARRYING COST    VALUE       SHARES
------------------------------------------- ------------ ------------- ----------- -------------- ----------- ------------
Cumulus Media, Inc. - Warrants                6/29/09           1,449    $  2.10    $         --  $     3,044      0.00% *
TOUSA, Inc. - Notes                           7/31/07(1)   $  727,273         --         436,364           --      0.00
TOUSA, Inc. - Preferred Stocks                7/31/07(1)        4,273         --       2,563,636           --      0.00
                                                                                   -------------- ----------- ------------
                                                                                    $  3,000,000  $     3,044     0.00% *
                                                                                   ============== =========== ============

*   Amount is less than 0.01%.

(1) Security was acquired through a restructuring that was effective on July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Senior Floating Rate Income Fund II
             -----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  April 12, 2013
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  April 12, 2013
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
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                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date  April 12, 2013
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* Print the name and title of each signing officer under his or her signature.